FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21449

Nuveen Municipal High Income Opportunity Fund

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip Code)

David J. Lamb – Chief Administrative Officer

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year-end: October 31

Date of reporting period: June 30, 2022

Item 1. Proxy Voting Record

FORM N-PX

ICA File Number:  811-21449

Registrant Name:  Nuveen Municipal High Income Opportunity Fund

Reporting Period:  07/01/2021 - 06/30/2022

Nuveen Municipal High Income Opportunity Fund

AMERICAN AIRLINES GROUP INC. Meeting Date: JUN 08, 2022 Record Date: APR 12, 2022 Meeting Type: ANNUAL
Ticker: AAL Security ID: 02376R102
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1A	Elect Director James F. Albaugh	Management	For	For
1B	Elect Director Jeffrey D. Benjamin	Management	For	For
1C	Elect Director Adriane M. Brown	Management	For	For
1D	Elect Director John T. Cahill	Management	For	For
1E	Elect Director Michael J. Embler	Management	For	For
1F	Elect Director Matthew J. Hart	Management	For	For
1G	Elect Director Robert D. Isom	Management	For	For
1H	Elect Director Susan D. Kronick	Management	For	For
1I	Elect Director Martin H. Nesbitt	Management	For	For
1J	Elect Director Denise O'Leary	Management	For	For
1K	Elect Director W. Douglas Parker	Management	For	For
1L	Elect Director Ray M. Robinson	Management	For	For
1M	Elect Director Gregory D. Smith	Management	For	For
1N	Elect Director Douglas M. Steenland	Management	For	For
2	Ratify KPMG LLP as Auditors	Management	For	For
3	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	For
4	Eliminate Supermajority Vote Requirement to Amend Bylaws	Management	For	For
5	Eliminate Supermajority Vote Requirement to Amend All Other Provisions of the Certificate of Incorporation	Management	For	For
6	Approve Tax Benefit Preservation Plan	Management	For	For
7	Report on Lobbying Payments and Policy	Shareholder	Against	For

END NPX REPORT

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Municipal High Income Opportunity Fund

By	/s/ David J. Lamb
David J. Lamb – Chief Administrative Officer

Date

August 22, 2022